Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring) (Detail) - Recurring Fair Value Measurement [Member] - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Financial assets	$ 6,974,100	$ 8,536,412
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Forward Contract [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	391,049	433,863
Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	2,534,164	3,238,371
Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	343	271
Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	31	1,086
Trading Portfolio Financial Assets [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	332,724	582,710
Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets	50,743	108,042
Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets	111	271
Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	232,083	432,178
Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets	8,824	4,861
Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets	39,842	35,017
Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
ASSETS
Financial assets	1,121	2,341
Trading Portfolio Financial Assets [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,660,450	3,970,899
Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	45,386	217,185
Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets	366,487	394,691
Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets	2,325,668	3,056,179
Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets	138,845	296,665
Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
ASSETS
Financial assets	784,064	6,179
Financial derivative contracts [member]
ASSETS
Financial assets	2,980,926	3,982,803
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Derivative financial instruments [member] | Forward Contract [Member]
ASSETS
Financial assets	382,206	472,208
Derivative financial instruments [member] | Swap contract [member]
ASSETS
Financial assets	2,598,071	3,509,315
Derivative financial instruments [member] | Call options [member]
ASSETS
Financial assets	$ 649	195
Derivative financial instruments [member] | Put options [member]
ASSETS
Financial assets		$ 1,085